Annual Total Returns- JPMorgan Insurance Trust Global Allocation Portfolio (Class 1 Shares) [BarChart] - Class 1 Shares - JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	2015	2016	2017	2018	2019	2020
Total	(1.06%)	6.13%	17.11%	(6.06%)	16.87%	15.69%